Future maturities of Long-term and other debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 32,428
2021	164,086
2022	355,491
2023	3,452
2024	1,809
Thereafter	11,153
Total	$ 568,419	$ 516,490